Intangible Assets - Schedule of Changes in Carrying Amounts of Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finite-lived Intangible Assets [Roll Forward]
Beginning balance	$ 115,313,000	$ 27,782,000
Additions	7,250,000	100,680,000
Amortization	(14,027,000)	(12,351,000)
Impairments	(17,628,000)	0
Deconsolidation of equity investment	(34,449,000)
Intangible assets, net reclassified to assets held for sale (see Note 4)	(23,063,000)
Foreign exchange	(2,034,000)	(798,000)
Ending balance	$ 31,362,000	115,313,000
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]	Goodwill and intangible asset impairment
Trade Names
Finite-lived Intangible Assets [Roll Forward]
Beginning balance	$ 29,506,000	7,065,000
Additions	0	25,025,000
Amortization	(3,003,000)	(2,584,000)
Impairments	(5,428,000)
Deconsolidation of equity investment	0
Intangible assets, net reclassified to assets held for sale (see Note 4)	(9,080,000)
Foreign exchange	0	0
Ending balance	11,995,000	29,506,000
Technology and Intellectual Property
Finite-lived Intangible Assets [Roll Forward]
Beginning balance	54,521,000	10,705,000
Additions	7,250,000	51,865,000
Amortization	(7,711,000)	(7,251,000)
Impairments	(6,009,000)
Deconsolidation of equity investment	(34,449,000)
Intangible assets, net reclassified to assets held for sale (see Note 4)	(5,718,000)
Foreign exchange	(2,034,000)	(798,000)
Ending balance	5,850,000	54,521,000
Customer Relationships
Finite-lived Intangible Assets [Roll Forward]
Beginning balance	30,612,000	10,012,000
Additions	0	23,000,000
Amortization	(3,146,000)	(2,400,000)
Impairments	(6,191,000)
Deconsolidation of equity investment	0
Intangible assets, net reclassified to assets held for sale (see Note 4)	(7,758,000)
Foreign exchange	0	0
Ending balance	13,517,000	30,612,000
Lease
Finite-lived Intangible Assets [Roll Forward]
Beginning balance	674,000	0
Additions	0	790,000
Amortization	(167,000)	(116,000)
Impairments	0
Deconsolidation of equity investment	0
Intangible assets, net reclassified to assets held for sale (see Note 4)	(507,000)
Foreign exchange	0	0
Ending balance	$ 0	$ 674,000